UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004
Check here if Amendment  [x ];  Amendment Number: 1
This Amendment (check only one): 	[x ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	The Pacific Financial Group, Inc.
Address:	10900 NE 8th Street, Suite 1523	Bellevue, WA  98004

13F File Number:	028-10839

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	  Luellen H. Lockwood
Title:	CFO
Phone:	425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	March 31, 2004

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:  31
Form 13F Information Table Value Total:	124141


List of Other Included Managers:

No.	13F File Number	Name





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds Trust Series I        ETF              252787106      743 7153 SH           SOLE                 7153.000
Financial Select Sector SPDR   ETF              81369Y605      243 8280 SH           SOLE                 8280.000
IShares Trust S&P 500 Index    ETF              464287200    14443 127558 SH         SOLE               108475.000         19083.000
S P D R Mid-Cap 400 Trust      ETF              595635103     3118 28215 SH          SOLE                23760.000          4455.000
S P D R Trust Unit SR 1 Exp 01 ETF              78462F103      531 4697 SH           SOLE                 4682.000            15.000
Vanguard Total Stock Index Vip ETF              922908769    39368 360249 SH         SOLE               304191.000         56058.000
iShares DJ US Real Estate      ETF              464287739     8479 77470 SH          SOLE                66532.000         10938.000
iShares Russell 1000 Index     ETF              464287622     9762 161359 SH         SOLE               136778.000         24581.000
iShares Russell 1000 Value Ind ETF              464287598      388 6470 SH           SOLE                 6470.000
iShares Russell 2000 Value     ETF              464287630      219 1280 SH           SOLE                 1280.000
iShares Russell 3000 Index     ETF              464287689     9895 154200 SH         SOLE               130970.000         23230.000
iShares Russell Midcap Index   ETF              464287499      209 2979 SH           SOLE                 2979.000
iShares Russell Midcap Value   ETF              464287473      417 4269 SH           SOLE                 4269.000
iShares S&P 500 BARRA Growth I ETF              464287309      337 6065 SH           SOLE                 6065.000
iShares S&P Midcap 400         ETF              464287507    14585 120590 SH         SOLE               102485.000         18105.000
iShares S&P Midcap 400/BARRA V ETF              464287705      251 2170 SH           SOLE                 2170.000
iShares S&P SmallCap 600 Index ETF              464287804     9740 68396 SH          SOLE                58708.000          9688.000
Ashland                        DOM              044204105      360 7751 SH           SOLE                 7726.000            25.000
Carbo Ceramics                 DOM              140781105      585 9293 SH           SOLE                 9263.000            30.000
Century Aluminum               DOM              156431108      398 14106 SH          SOLE                14060.000            46.000
Coach                          DOM              189754104      386 9405 SH           SOLE                 9374.000            31.000
Dionex                         DOM              254546104      348 6597 SH           SOLE                 6575.000            22.000
Gtech Holdings                 DOM              400518106      366 6186 SH           SOLE                 6166.000            20.000
Microsoft Incorporated         DOM              594918104     6111 245137 SH         SOLE               244888.000           248.000
Teekay Shipping Corporation    DOM              Y8564W103      393 5705  SH          SOLE                 5685.000            20.000
Thomas Nelson                  DOM              640376109      379 13908 SH          SOLE                13863.000            45.000
Urban Outfitters               DOM              917047102      600 12485 SH          SOLE                12444.000            41.000
Varian Medical Systems         DOM              92220P105      376 4360 SH           SOLE                 4346.000            14.000
Ventas                         DOM              92276F100      384 13960 SH          SOLE                13914.000            46.000
Wellpoint Health Networks      DOM              94973H108      388 3409  SH          SOLE                 3398.000            11.000
Zimmer Holdings                DOM              98956P102      339 4597 SH           SOLE                 4582.000            15.000